AMALGAMATION (Details Narrative)			12 Months Ended
	Aug. 03, 2022 CAD ($) shares $ / shares	Apr. 26, 2022	Dec. 31, 2022 CAD ($) shares
IfrsStatementLineItems [Line Items]
Share consolidation description			5-for-1
Outstanding shares	31,748,399
Fair value of shares | $	$ 9,665,577
Transaction costs | $			$ 2,327,125
Preference shares [member]
IfrsStatementLineItems [Line Items]
Conversion of stock, shares issued	118,186
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Common share issued			116,521,343
Conversion of stock, shares issued	13,131
Premium nickel resources corporation [member]
IfrsStatementLineItems [Line Items]
Options to purchase shares	8,375,000
Unvested options	2,383,333
Fair value of stock option | $	$ 5,138,022
Share price | $ / shares	$ 2.00
North american nickel inc [member]
IfrsStatementLineItems [Line Items]
Option outstanding	2,995,794
Warrants outstanding	2,228,340
Fair value of shares | $	$ 19,710,608
Amalgamation agreement [member] | Premium nickel resources corporation [member]
IfrsStatementLineItems [Line Items]
Common share issued	82,157,536
Outstanding shares	77,948,368
Proportion of ownership interest	72.10%
Amalgamation agreement [member] | North american nickel inc [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest	27.90%
Reverse takeover transaction [member]
IfrsStatementLineItems [Line Items]
Options to purchase shares	8,827,250
Fair value of assets | $	$ 29,174,415
North american nickel inc [member] | Amalgamation agreement [member]
IfrsStatementLineItems [Line Items]
Exchange ratio for RTO		1.054
Share consolidation description		5-to-1